Cover Page	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	SHIFT4 PAYMENTS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39313
Entity Tax Identification Number	84-3676340
Entity Address, Address Line One	3501 Corporate Pkwy
Entity Address, City or Town	Center Valley
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18034
City Area Code	888
Local Phone Number	276-2108
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001794669
Amendment Flag	false
Class A common stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	FOUR
Security Exchange Name	NYSE
Series A Mandatory Convertible Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Series A Mandatory Convertible Preferred Stock, par value $0.0001
Trading Symbol	FOUR.PRA
Security Exchange Name	NYSE